Consolidated Statements of Operations (Unaudited) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Healthcare	$ 27,615,000	$ 22,854,000	$ 56,845,000	$ 47,079,000	$ 90,917,000	$ 75,771,000	$ 70,718,000
Commuter	13,220,000	8,382,000	25,212,000	16,589,000	33,325,000	29,304,000	27,603,000
Other	2,942,000	2,625,000	6,030,000	5,517,000	11,395,000	9,972,000	10,140,000
Total revenue	43,777,000	33,861,000	88,087,000	69,185,000	135,637,000	115,047,000	108,461,000
Program services
Promotion of mass transportation	40,000,000	11,000,000	126,000,000	280,000,000	9,000,000	38,000,000	9,000,000
Supporting Services:
Cost of revenues (excluding amortization of internal use software)	15,620,000	13,244,000	32,677,000	28,610,000	55,651,000	50,205,000	46,802,000
Technology and development	4,622,000	3,447,000	8,962,000	6,939,000	13,526,000	12,640,000	13,773,000
Sales and marketing	7,267,000	5,209,000	14,476,000	10,458,000	20,697,000	18,173,000	18,885,000
General and administrative	7,325,000	5,104,000	14,803,000	10,466,000	20,876,000	18,231,000	20,134,000
Amortization and change in contingent consideration	4,094,000	2,682,000	8,532,000	5,175,000	11,327,000	7,764,000	8,398,000
Total operating expenses	38,928,000	29,686,000	79,450,000	61,648,000	122,077,000	107,013,000	107,992,000
Income from operations	4,849,000	4,175,000	8,637,000	7,537,000	13,560,000	8,034,000	469,000
Other income (expense):
Interest income	9,000	9,000	19,000	20,000	36,000	220,000	851,000
Interest expense	(452,000)	(111,000)	(857,000)	(197,000)	(494,000)	(188,000)	(1,102,000)
Interest expense: amortization of convertible debt discount					0	(21,107,000)	(71,000)
Loss on extinguishment of debt							(356,000)
Gain (loss) on revaluation of warrants	407,000	51,000	381,000	(59,000)	351,000	(5,413,000)	70,000
Other income	12,000		27,000
Income (Loss) before income taxes	4,825,000	4,124,000	8,207,000	7,301,000	13,453,000	(18,454,000)	(139,000)
Income tax (provision) benefit	(1,601,000)	(253,000)	(2,973,000)	(401,000)	19,868,000	1,204,000	(495,000)
Accretion of redemption premium (expense) benefit	(778,000)	(2,924,000)	(2,301,000)	(5,692,000)	(6,209,000)	(6,740,000)	1,037,000
Net income (loss)	3,224,000	3,871,000	5,234,000	6,900,000	33,321,000	(17,250,000)	(634,000)
Net income (loss) attributable to common stockholders	2,446,000	947,000	2,933,000	1,208,000	27,112,000	(23,990,000)	403,000
Basic net income (loss) per share attributable to common stockholders	$ 0.17	$ 0.62	$ 0.37	$ 0.79	$ 17.65	$ (15.70)	$ 0.25
Diluted net income (loss) per share attributable to common stockholders	$ 0.10	$ 0.06	$ 0.13	$ 0.07	$ 1.43	$ (15.70)	$ (0.04)
Shares used in basic net income (loss) per share calculations	14,268	1,535	7,907	1,534	1,536	1,528	1,606
Shares used in diluted net income (loss) per share calculations	24,349	16,450	20,683	16,376	20,086	1,528	16,864
TRANSITCENTER, INC.
Revenues:
Commissions					19,230,909	20,103,874
Interest income					41,427	54,750
Packaging and other fees					1,046,535	880,328
Expired products					10,863,766	1,355,135
Total revenue					31,182,637	22,394,087
Program services
Promotion of mass transportation					1,937,768	1,900,288
Operation of transit fare system					13,369,162	13,519,210
Total Program Services					15,306,930	15,419,498
Supporting Services:
Management and general expenses					3,710,275	3,308,267
Technology and development						37,273,000
Total operating expenses					19,017,205	18,727,765
Change in unrestricted net assets					12,165,432	3,666,322
Unrestricted Net Assets
Beginning balance, Unrestricted Assets Net				15,316,717	15,316,717	11,650,395
Ending balance, Unrestricted Assets Net					$ 27,482,149	$ 15,316,717